Fees Summary	Apr. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,127,000
Previously Paid Amount	0.00
Total Fee Amount	478.74
Total Offset Amount	0.00
Net Fee	478.74
Narrative - Max Aggregate Offering Price	$ 3,127,000
Final Prospectus	true